Supplement to the prospectuses for:

                Complete[service mark] Variable Life Insurance
            A Patented FutureSystem[trademark] Life Model Design.

            Complete[service mark] Advisor Variable Life Insurance A Patented FutureSystem[trademark] Life Model Design.

                      Supplement dated April 30, 2013
             to Prospectus dated May 1, 2012 as supplemented


Effective April 29, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has made the following name changes:

Old Fund Name	                        New Fund Name(Effective April 29, 2013)
-------------------------------------------------------------------------------
Invesco Van Kampen V.I. American 	Invesco V.I. American Franchise Fund
Franchise Fund
Invesco Van Kampen V.I. Mid Cap 	Invesco V.I. Mid Cap Growth Fund
Growth Fund
Invesco Van Kampen V.I. Value 		Invesco V.I. Value Opportunities Fund
Opportunities Fund

                   Supplement to the prospectuses for:

              Complete[service mark] Variable Life Insurance
            A Patented FutureSystem[trademark] Life Model Design.

            Complete[service mark] Advisor Variable Life Insurance A Patented FutureSystem[trademark] Life Model Design.

                      Supplement dated April 30, 2013
             to Prospectus dated May 1, 2012 as supplemented


  The disclosure set forth below replaces the information under the section titled Inquiries found on page 6 of the above referenced prospectuses.

INQUIRIES
If you need more information, please contact us at the following:


For general correspondence or payments please contact our Administrative Office at:
	Symetra Life Insurance Company
	PO Box 34690
	Seattle, WA 98124-1690
	Telephone: 1-800-796-3872  Extension 22187
	Facsimile: 1-866-719-3124

We will not deem correspondence, including transactional inquiries and payments, sent to any other address as received by us until they are picked up at our Administrative Office address listed above and delivered to our processing office.


For overnight mail, please contact us at:

	Symetra Life Insurance Company
	777 108th Avenue  NE, Suite 1200
	Bellevue, WA 98004

Our Home Office is located at:

	777 108th Avenue NE, Suite 1200
	Bellevue, WA 98004

On the internet, please go to:

	http:\\www.symetra.com

		    Supplement to the prospectus for:

               Complete[service mark] Variable Life Insurance
             A Patented FutureSystem[trademark] Life Model Design.


                   Supplement dated April 30, 2013
            to Prospectus dated May 1, 2012 as supplemented

  The disclosure set forth below replaces the information found on pages 8 in the prospectus and any prior supplements.


===============================================================================
                   TOTAL ANNUAL PORTFOLIO EXPENSES
===============================================================================
The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2012. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest			Highest
Range of total annual portfolio operating 	0.17%			1.53%
expenses (before any waivers or expense
reimbursement)

Range of total annual portfolio operating 	0.17%			1.53%
expenses (after any waiver or expense
reimbursement)(2)

	1  	We  reserve the right to implement, administer, and charge
		you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

	2  	The range of Total Annual Portfolio Operating Expenses after
		any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2014. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.




Section 9 - Hypothetical Illustrations

Changes to the Portfolio expenses affect the results of Section 9 - Hypothetical Illustrations in your prospectus. We have chosen not to update Section 9 - Hypothetical Illustrations here.

                Supplement to the prospectus for:

            Complete[service mark] Advisor Variable Life Insurance
             A Patented FutureSystem[trademark] Life Model Design.


                   Supplement dated April 30, 2013
            to Prospectus dated May 1, 2012 as supplemented

  The disclosure set forth below replaces the information found on pages 8 in the prospectus and any prior supplements.

===============================================================================
                   TOTAL ANNUAL PORTFOLIO EXPENSES
===============================================================================

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2012. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest			Highest
Range of total annual portfolio operating 	0.17%			1.53%
expenses (before any waivers or expense
reimbursement)

Range of total annual portfolio operating 	0.17%			1.53%
expenses (after any waiver or expense
reimbursement)(2)

	1  	We  reserve the right to implement, administer, and charge
		you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

	2  	The range of Total Annual Portfolio Operating Expenses after
		any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2014. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.




Section 9 - Hypothetical Illustrations

Changes to the Portfolio expenses affect the results of Section 9 - Hypothetical Illustrations in your prospectus. We have chosen not to update Section 9 - Hypothetical Illustrations here.